Real Estate Owned (Tables)	12 Months Ended
Sep. 30, 2012
Non-Covered Real Estate
Real Estate Owned

The following is a summary of transactions in the real estate owned:

Non-covered real estate owned

	September 30,
	2012	2011	2010
Balance, beginning of year	$4,093,214	$9,641,425	$4,777,542
Real estate acquired through foreclosure of loans receivable	2,577,269	3,760,607	10,528,383
Real estate sold	(3,453,111)	(8,203,154)	(4,789,815)
Write down of real estate owned	(612,541)	(774,616)	(707,519)
Gain (loss) on sale of real estate owned	(24,074)	(44,894)	(167,166)
Real estate transferred to premises and equipment	(474,000)	(286,154)	—

Balance, end of year	$2,106,757	$4,093,214	$9,641,425

Covered Real Estate
Real Estate Owned

Covered real estate owned

	September 30,
	2012	2011	2010
Balance, beginning of year	$24,671,626	$29,626,581	$10,681,499
Real estate acquired and subject to FDIC loss sharing agreement	—	7,556,102	15,131,544
Real estate acquired through foreclosure of loans receivable	22,602,951	11,070,057	19,938,614
Real estate sold	(16,911,373)	(23,581,114)	(12,667,118)
Provision for losses on other real estate owned recognized in noninterest expense	(685,500)	—	(691,592)
Increase of FDIC receivable for loss sharing agreements	(7,774,500)	—	(2,766,366)

Balance, end of year	$21,903,204	$24,671,626	$29,626,581